Quarterly Report
June 30, 2022
MFS®  New York
Municipal Bond Fund
MNY-Q1

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport Revenue – 2.8%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$1,565,222
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	246,385
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,383,914
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	669,672
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	514,265
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2035	1,000,000	1,057,231
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	1,000,000	1,048,229
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	92,398
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	15,452
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	82,187
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	133,102
		$6,808,057
General Obligations - General Purpose – 7.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$615,000	$571,385
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	36,292	33,215
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	139,873	78,564
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	60,390	61,484
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	121,050	125,684
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	119,953	127,602
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	118,007	126,711
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	114,620	125,172
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	108,689	99,584
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	97,697	87,494
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	83,850	74,185
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	114,004	98,614
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	354,563	297,476
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052 (w)	2,000,000	1,982,575
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2035	2,175,000	2,385,766
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2037	3,000,000	3,273,986
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,198,441
New York, NY, “D-1”, 5%, 12/01/2038	2,000,000	2,156,403
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,015
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	664,517
State of Illinois, General Obligation, 5.5%, 5/01/2039	215,000	230,607
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	217,692
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	335,000	363,091
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	490,000	530,254
Suffolk County, NY, Refunding Serial Bonds, “A”, 5%, 6/15/2034	575,000	653,788
		$17,569,305
Healthcare Revenue - Hospitals – 9.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$461,431
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	306,955
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	599,856
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,500,000	1,372,667
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), “A”, 5%, 7/01/2044 (Prerefunded 7/01/2024)	1,000,000	1,056,911
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	2,079,697
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,250,000	1,320,094
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,019,949
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,023,167
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	173,673
New York Dormitory Authority Rev. (HYU Langone Hospitals Obligated Group), “A”, 4%, 7/01/2050	2,000,000	1,888,843

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2043	$1,000,000	$987,090
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2045	1,500,000	1,301,337
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	3,000,000	2,830,698
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	800,000	831,352
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2037	1,000,000	1,009,784
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2038	1,000,000	1,009,521
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,354,400
University of California Regents, Medical Center Pooled Rev., “P”, 5%, 5/15/2047	2,000,000	2,170,288
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	125,000	125,201
		$23,922,914
Healthcare Revenue - Long Term Care – 2.0%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,053,978
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	1,883,970
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	767,643
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	934,078
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	255,000	237,063
		$4,876,732
Industrial Revenue - Airlines – 3.3%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$1,369,224
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	993,486
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,000,000	1,063,211
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,000,000	1,012,840
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	2,000,000	2,019,960
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,371,815
		$7,830,536
Industrial Revenue - Environmental Services – 0.4%
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	$1,000,000	$947,847
Industrial Revenue - Other – 0.6%
Onondaga County, NY, Industrial Development Agency Sewer Facilities Rev. (Bristol-Meyers Squibb Co. Project), 5.75%, 3/01/2024	$1,000,000	$1,056,863
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	200,000	176,001
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	255,000	177,692
		$1,410,556
Industrial Revenue - Paper – 0.3%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025 (n)	$685,000	$695,128
Miscellaneous Revenue - Other – 3.7%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	$205,000	$210,969
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	90,000	92,324
New York City Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	238,183
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,940,000	1,886,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	$1,500,000	$1,512,282
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,003,258
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2038	250,000	279,970
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2039	250,000	279,134
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	583,134
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	753,942
		$8,839,632
Multi-Family Housing Revenue – 6.1%
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$663,748	$636,840
New York City Housing Development Corp., Multi-Family Housing Rev., “C-1”, 4.25%, 11/01/2052	2,500,000	2,409,304
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	1,450,000	1,369,740
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “I”, 4%, 11/01/2043	1,015,000	976,589
New York Housing Finance Agency Affordable Housing Rev., “E-1”, 4.125%, 11/01/2047	4,080,000	3,904,332
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	276,686	271,188
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	746,648
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	1,970,000	1,885,711
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,610,000	2,423,700
		$14,624,052
Port Revenue – 4.7%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$2,000,000	$1,539,619
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	2,000,000	2,153,700
Port Authority of NY & NJ (211th Series), 4%, 9/01/2043	2,000,000	1,976,871
Port Authority of NY & NJ (220th Series), 5%, 11/01/2044	3,000,000	3,194,780
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	2,000,000	1,866,838
Port Authority of NY & NJ (226th Series), 5%, 10/15/2032	500,000	555,786
		$11,287,594
Sales & Excise Tax Revenue – 3.6%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$20,000	$21,082
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	15,812
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	21,117
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	80,000	73,616
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	105,000	92,641
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	750,000	786,183
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	110,000	117,863
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	235,000	255,348
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	210,000	230,683
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	45,000	49,842
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	95,000	103,591
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	130,000	142,422
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	55,000	53,084
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	40,000	38,417
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	60,000	58,677
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	63,000	60,685
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	200,000	192,163
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,186,000	2,148,793
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	376,000	353,090
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	210,000	197,205
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,733
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	90,000	85,965
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,649
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	103,000	85,253
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	17,000	12,811
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	942,000	637,924

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	$904,000	$543,658
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,509,000	1,481,593
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	545,000	494,796
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	255,000	242,158
		$8,604,854
Secondary Schools – 2.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,038,868
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2025	220,000	222,597
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	317,055
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2036	400,000	370,720
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	752,912
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2031 (n)	350,000	326,676
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2041 (n)	610,000	519,160
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2051 (n)	735,000	580,672
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2056 (n)	530,000	408,357
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	704,659
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	478,194
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	530,829
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	684,127
		$6,934,826
Single Family Housing - State – 3.1%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$485,000	$495,173
New York Mortgage Agency Homeowner Mortgage Rev., 4%, 10/01/2037	1,830,000	1,854,784
New York Mortgage Agency Homeowner Mortgage Rev., 3.25%, 10/01/2051	1,000,000	976,259
New York Mortgage Agency Rev., “212”, AMT, 3.7%, 10/01/2033	335,000	335,830
New York Mortgage Agency Rev., “217”, 3.625%, 4/01/2039	355,000	352,179
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	2,000,000	1,928,854
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	855,000	872,882
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	565,000	583,013
		$7,398,974
State & Local Agencies – 5.6%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.809% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	$1,430,000	$1,294,838
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	30,000	32,907
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	10,000	10,009
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	35,000	34,934
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	30,000	29,736
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	23,789
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	265,000	282,861
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	615,000	648,206
New York Dormitory Authority Rev., State Personal Income Tax Rev., 3%, 3/15/2050	1,225,000	968,179
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 3%, 3/15/2042	2,500,000	2,080,348
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2037	1,000,000	1,061,344
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/2034	2,000,000	2,186,110
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-1A”, 4%, 7/15/2037	1,730,000	1,703,758
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	3,000,000	3,210,322
		$13,567,341

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 6.7%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	$2,000,000	$501,128
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	190,000	200,196
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	100,000	105,248
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	300,000	312,301
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2042	2,000,000	2,137,364
New York, NY, City Transitional Finance Authority Rev., “A-3”, 4%, 8/01/2043	3,000,000	2,940,494
New York, NY, City Transitional Finance Authority Rev., “B-1”, 5%, 8/01/2038	1,175,000	1,272,602
New York, NY, City Transitional Finance Authority Rev., “B-1”, 4%, 8/01/2042	2,000,000	1,970,583
New York, NY, City Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,410,000	1,371,073
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2035	2,300,000	2,478,200
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2043	2,500,000	2,649,321
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	149,318
		$16,087,828
Tobacco – 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$180,000	$192,286
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	3,650,000	468,304
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	20,000	20,360
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	2,000,000	1,840,110
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,038,800
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,037,677
		$4,597,537
Toll Roads – 2.7%
Buffalo & Fort Erie, NY, Public Bridge Authority Toll System Rev., 5%, 1/01/2042	$1,000,000	$1,079,564
Buffalo & Fort Erie, NY, Public Bridge Authority Toll System Rev., 5%, 1/01/2047	1,000,000	1,079,979
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,000,000	2,117,124
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	211,910
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	174,944
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 4%, 11/15/2054	2,000,000	1,879,199
		$6,542,720
Transportation - Special Tax – 5.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$395,000	$395,781
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	275,000	276,792
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	25,000	25,054
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,255,000	1,284,393
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	40,000	40,086
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “A-2”, AGM, 5%, 11/15/2044	3,000,000	3,173,787
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 4%, 11/15/2037	1,000,000	939,752
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “E”, 5%, 11/15/2033	2,000,000	2,112,123
Metropolitan Transportation Authority, NY, Transportation Rev., “A-2”, FLR, 1.818% (67% of SOFR + 0.8%), 11/01/2032 (Put Date 4/01/2026)	1,500,000	1,449,148
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030	70,000	76,616
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032	75,000	82,096
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033	100,000	108,221
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034	95,000	102,153
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	90,000	96,711
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	95,000	102,020
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	45,000	48,215
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	80,000	76,730
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	140,000	129,736
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	155,000	161,632
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	108,987
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	185,000	194,989

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	$185,000	$191,810
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	1,000,000	842,047
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	435,000	354,118
		$12,372,997
Universities - Colleges – 12.2%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$128,012
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	1,080,000	1,110,732
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,059,584
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,018,196
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,598,064
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,098,988
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	2,142,848
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	703,287
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	498,640
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/2029	1,325,000	1,474,378
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2030	1,000,000	1,068,614
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2037	1,000,000	1,080,642
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 4%, 7/01/2050	2,000,000	1,885,751
New York Dormitory Authority Rev. (Columbia University), “B”, 5%, 10/01/2038	1,000,000	1,101,321
New York Dormitory Authority Rev. (New York University), “A”, 4%, 7/01/2041	1,500,000	1,485,173
New York Dormitory Authority Rev. (Teachers College), 4%, 7/01/2038	375,000	371,911
New York Dormitory Authority Rev. (Teachers College), 5%, 7/01/2039	425,000	470,058
New York Dormitory Authority Rev. (Teachers College), 4%, 7/01/2040	785,000	772,228
New York Dormitory Authority Rev. (Teachers College), 5%, 7/01/2041	800,000	881,145
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 7/01/2039	2,000,000	2,189,964
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	849,113
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,064,121
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2038	100,000	106,803
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2039	200,000	213,168
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2040	150,000	159,516
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2041	100,000	106,139
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), “A”, 5%, 7/01/2041	1,000,000	1,058,170
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute Project), 4%, 9/01/2033	100,000	100,270
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute Project), 4%, 9/01/2035	500,000	488,828
		$29,285,664
Universities - Dormitories – 1.4%
Amherst, NY, Development Corp., Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo), “A”, AGM, 5%, 10/01/2045	$1,000,000	$1,072,728
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	1,000,000	1,026,191
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,260,212
		$3,359,131
Utilities - Municipal Owned – 2.1%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$155,000	$160,878
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	186,233
Long Island, NY, Power Authority, Electric System General Rev., 5%, 9/01/2035	1,000,000	1,093,704
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	25,000	21,188
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	265,000	224,587
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2023 (a)(d)	430,000	365,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	675,000	572,062
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	100,000	84,750
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	50,000	42,375
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	25,000	21,188
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	250,000	211,875
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	885,000	885,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	115,000	97,462

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	$110,000	$93,225
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	20,000	16,950
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	345,000	292,387
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	30,000	30,350
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	20,000	17,025
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	50,000	42,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	170,000	144,075
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	152,550
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	55,000	46,613
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	170,000	144,075
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	140,000	112,175
		$5,058,602
Utilities - Other – 0.6%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$1,332,805
Water & Sewer Utility Revenue – 8.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$215,000	$225,395
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	282,767
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	782,613
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	345,000	359,639
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	104,671
New York Environmental Facilities Corp., Clean Water & Drinking Water Rev. (New York City Municipal Water Finance Authority Project), “B”, 5%, 6/15/2043	3,500,000	3,824,282
New York Water Authority of Great Neck North, Water System Rev., 3%, 11/01/2044	1,340,000	1,122,723
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., 4%, 6/15/2041	3,000,000	2,978,176
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “BB”, 5%, 6/15/2046	1,000,000	1,071,516
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2034	2,000,000	2,057,074
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2037	3,000,000	3,280,564
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “CC-1”, 5%, 6/15/2052	2,500,000	2,734,214
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “EE”, 5%, 6/15/2045	2,000,000	2,207,858
		$21,031,492
Total Municipal Bonds		$234,987,124
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$415,000	$358,188
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	984,164	258,385
Total Bonds		$616,573
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$542,700	$269,993
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 1.21% (v)	4,080,510	$4,080,102

Other Assets, Less Liabilities – 0.2%		509,847
Net Assets – 100.0%		$240,463,639
(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,080,102 and $235,873,690, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,525,862, representing 4.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$235,257,117	$—	$235,257,117
U.S. Corporate Bonds	—	616,573	—	616,573
Mutual Funds	4,080,102	—	—	4,080,102
Total	$4,080,102	$235,873,690	$—	$239,953,792
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,439,822	$21,716,389	$23,075,529	$(547)	$(33)	$4,080,102
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,251	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2022, are as follows:
New York	83.4%
Puerto Rico	5.5%
Guam	1.5%
Illinois	1.3%
New Jersey	1.1%
California	0.9%
Tennessee	0.9%
Michigan	0.7%
Texas	0.7%
Colorado	0.6%
Florida	0.6%
Pennsylvania	0.5%
Wisconsin	0.4%
New Hampshire	0.3%
Ohio	0.3%
Virginia	0.3%
Maryland	0.2%
Indiana	0.1%
Mississippi (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.